Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

NOTE 8:- OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net, are comprised of the following:

	Weighted average remaining useful life	December 31,
	(years)	2024	2023
Original amounts:

Customer relationships	4.9	$58,943	$60,328
Technology	2.5	69,820	70,554
Patents	0	1,316	1,324

		130,079	132,206

Accumulated amortization:

Customer relationships		37,007	32,235
Technology		65,480	61,408
Patents		1,316	1,246

		103,803	94,889

Other intangible assets, net		$26,276	$37,317

b.	Amortization of other intangible assets was $9,578, $11,799 and $12,158 for 2024, 2023 and 2022, respectively.

c.	Estimated amortization expense for future periods:

2025	$7,230
2026	6,961
2027	4,516
2028	3,095
2029	2,678
Thereafter	1,796

$26,276